Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2021
Registrant Name	dei_EntityRegistrantName	FORUM FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000315774
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 20, 2021
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2021
Prospectus Date	rr_ProspectusDate	Aug. 01, 2021
Beck, Mack & Oliver Partners Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Beck, Mack & Oliver Partners Fund (the “Fund”) seeks long-term capital appreciation with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a portfolio of common stocks and securities convertible into or exercisable for common stocks issued by companies of any size, but it may also invest in preferred stocks and fixed, variable and floating rate fixed-income securities such as investment grade notes, bonds and debentures. The Fund generally seeks to invest in equity securities of domestic and foreign companies which it believes have sound, long-term fundamentals. The Fund may also invest in the securities of business development companies (“BDCs”) and other registered investment companies that invest in BDCs. As a non-diversified fund, the Fund may invest in a relatively small number of companies.

The Adviser relies primarily on fundamental analyses to identify companies, sectors and industries that, in its judgment, are undervalued relative to their potential and whose growth should exceed that anticipated by the market. The Adviser seeks to purchase the securities of companies at prices that are below intrinsic value.

The Fund may invest in equity or fixed-income securities of any credit quality. With respect to fixed-income securities, the Adviser monitors interest rate outlooks, the shape of the yield curve and other economic factors to achieve an appropriate maturity profile for the Fund. The Fund may invest in fixed-income securities of any maturity, and the weighted average maturity of the portfolio may vary substantially over time. Up to 10% of the Fund’s net assets may be invested in fixed-income securities rated below investment grade (“junk bonds”). Investment grade debt securities are debt securities rated in one of the top four categories by a national rating organization or, if unrated, determined by the Adviser to be of comparable quality. Certain fixed-income securities held by the Fund may be illiquid.

The Fund may invest a significant portion of the Fund’s total assets in cash or cash equivalents if the Adviser’s investment process does not identify other appropriate investments for the Fund. The Adviser may sell a security if, in its judgment, an issuer experiences a decline in its financial condition, an erosion in profits, earnings or cash flow, or becomes overvalued. The Adviser may also consider the issuer’s weighting in the portfolio and any trends in inflation, recession or interest rates in purchasing and selling securities for the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Equity Risk. Equity securities, which include common stocks, may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Market Events Risk. Disruptive events with geopolitical consequences, including pandemics (such as COVID-19), may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to transact in contemporaneous markets, even if they are volatile and/or illiquid, which may negatively impact the Fund’s net asset value.

Sector Risk. The Fund may invest a higher percentage of its total assets in one or more sectors. Developments affecting those sectors should be expected to impact the Fund more than a fund that is more broadly diversified and/or is not weighted in those sectors.

Value Investment Risk. The Fund’s investments in value securities are subject to the risk that they may remain undervalued for extended periods of time or never realize their full value. Different investment styles may shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s value approach could cause it to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Small and Mid-Sized Capitalization Company Risk. Investments in small and mid-sized capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid instruments at an appropriate time or at a reasonable price, which may result in a loss to the Fund. Liquidity can decline unpredictably and investments that are illiquid are typically more difficult to value than investments with more active markets.

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objective.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new, amended, or limited government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, less favorable economic conditions, the imposition or tightening of exchange controls, trade barriers and other protectionist trade policies (including those in the U.S.), or other limitations on repatriation of foreign capital or nationalization and/or increased taxation or confiscation of investors’ assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer’s local currency relative to the U.S dollar and may be subject to foreign withholding and other taxes.

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer’s credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given that interest rates are near historic lows, risks associated with rising rates may be heightened.

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Prepayment Risk. Prepayment of fixed-income securities, which is more common when interest rates are declining, may shorten such securities’ maturity, reduce the Fund’s return and cause the Fund to reinvest in lower yielding securities.

Variable and Floating Interest Rate Risk. Variable and floating rate securities may produce a leveraging effect or provide interest payments that vary inversely with market rates. Variable and floating rate securities may decline in value if interest rates in general or interest rates paid by them do not move as expected. Floating and variable rate securities may be called or redeemed by the issuer prior to maturity, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. The Fund may suffer a loss if there is no active secondary market for any particular floating or variable rate security.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Registered Investment Company Risk. The risks of investing in these securities typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company.

High-Yield Securities Risk. Investments in “high-yield securities” or “junk bonds” are inherently speculative and have a greater risk of default than investments in investment grade fixed-income securities. If an issuer defaults, a below-investment grade security could lose all of its value, be renegotiated at a lower interest rate or principal amount or become illiquid. Below-investment grade securities may be less liquid and more volatile than investment grade fixed-income securities and may be more difficult to value or sell.

Business Development Company Risk. BDCs are closed-end investment companies that have elected to register as BDCs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the BDC when the fund invests in shares of the BDC. BDCs primarily invest in privately-held and small and mid-size capitalization public companies, and are generally considered to be non-rated or below investment grade. The fair values of these investments often are not readily determinable. This could cause the Fund’s investments in a BDC to be inaccurately valued, including overvalued. BDC revenues, income (or losses) and valuations can, and often do, fluctuate suddenly and dramatically, and they face considerable risk of loss. In addition, BDCs often borrow funds to make investments and, as a result, are exposed to the risks of leverage. Leverage magnifies the potential loss on amounts invested and therefore increases the risks associated with an investment in a BDC’s securities.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations changing costs of medical products and services, limited product lines, and product liability claims, among other things. Many healthcare companies are heavily dependent on patent protection, which may be time consuming and costly, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies may be thinly capitalized and susceptible to product obsolescence. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, which may be time consuming and costly and with no guarantee that the product will come to market.

Communications Sector Risk. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

Industrials Sector Risk. To the extent the Fund invests a significant portion of its assets in the industrial sector, the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available on a quarterly basis at www.beckmack.com or by calling (800) 943-6786 (toll free).

Performance information represents only past performance and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 943-6786 (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.beckmack.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The calendar year-to-date total return as of June 30, 2021 was 39.59%.

During the period shown, the highest return of a quarter was 25.03% for the quarter ended June 30, 2020, and the lowest return was -29.02% for the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2020)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

S&P 500® Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Beck, Mack & Oliver Partners Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Beck, Mack & Oliver Partners Fund | Beck, Mack & Oliver Partners Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMPEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.86%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	501
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	926
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,109
Annual Return 2011	rr_AnnualReturn2011	6.39%
Annual Return 2012	rr_AnnualReturn2012	20.63%
Annual Return 2013	rr_AnnualReturn2013	20.27%
Annual Return 2014	rr_AnnualReturn2014	(3.13%)
Annual Return 2015	rr_AnnualReturn2015	(15.23%)
Annual Return 2016	rr_AnnualReturn2016	10.52%
Annual Return 2017	rr_AnnualReturn2017	17.86%
Annual Return 2018	rr_AnnualReturn2018	(15.08%)
Annual Return 2019	rr_AnnualReturn2019	32.35%
Annual Return 2020	rr_AnnualReturn2020	5.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	39.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.02%)
1 Year	rr_AverageAnnualReturnYear01	5.06%
5 Years	rr_AverageAnnualReturnYear05	8.99%
10 Years	rr_AverageAnnualReturnYear10	6.90%
Beck, Mack & Oliver Partners Fund | Beck, Mack & Oliver Partners Fund Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.91%
5 Years	rr_AverageAnnualReturnYear05	8.88%
10 Years	rr_AverageAnnualReturnYear10	5.72%
Beck, Mack & Oliver Partners Fund | Beck, Mack & Oliver Partners Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.10%
5 Years	rr_AverageAnnualReturnYear05	7.10%
10 Years	rr_AverageAnnualReturnYear10	5.28%

[1]	Beck, Mack & Oliver LLC (the “Adviser” or “BM&O”) has contractually agreed to waive its fee and/or reimburse Fund expenses to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) to 1.00% through at least July 31, 2022 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees.